UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 136.4%

Maryland — 135.0%
Corporate — 1.9%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 09/01/25	$320	$333,968
Potomac Electric Power Co., 6.20%, 09/01/22	250	257,928

		591,896
County/City/Special District/School District — 13.3%
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 07/01/32	500	553,190
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 07/01/44	250	253,503
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	250	270,057
County of Howard Maryland, Tax Allocation Bonds:
Annapolis Junction Town Center Project, 6.10%, 02/15/44	250	257,350
Downtown Columbia Project, Series A, 4.50%, 02/15/47(a)	500	507,775
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,398	1,402,935
Washington Suburban Sanitary Commission, GO, Consoliidated Public Improvement Bonds, Second Series, 4.00%, 06/01/41	875	920,229

		4,165,039
Education — 29.7%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project, 3.25%, 09/01/28	360	365,418
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 07/01/37	500	530,210
University of Maryland College Park Project (AGM), 5.00%, 06/01/43	1,350	1,531,359
University of Maryland Project, 5.00%, 07/01/39	500	539,475
University Village at Sheppard Pratt, 5.00%, 07/01/33	1,000	1,054,540

Security	Par (000)	Value
Maryland (continued)

Education (continued)
Maryland Health & Higher Educational Facilities Authority, RB:
Medstar Health Issue, Series A, 5.00%, 05/15/42	$160	$179,603
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	250	285,760
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 07/01/39	100	102,658
Goucher College, Series A, 5.00%, 07/01/34	1,000	1,085,350
Goucher College, Series A, 4.00%, 07/01/37	500	514,575
Johns Hopkins University Project, Series A, 4.00%, 07/01/37	10	10,432
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	980,091
Maryland Institute College, 4.00%, 06/01/42	500	504,430
Maryland Institute College of Art, 5.00%, 06/01/29	500	545,615
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,061,730

		9,291,246
Health — 46.0%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	250	265,062
City of Rockville Maryland, RB, Ingleside at King Farm Project, Series B, 5.00%, 11/01/42	500	543,215
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	750	847,350
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,095,370
Maryland Health & Higher Educational Facilities Authority, RB:
Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,076,580
University of Maryland Medical System Issue, 4.00%, 07/01/48	300	304,050
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 07/01/19(b)	1,000	1,033,900

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)

Health (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Charlestown Community Project, 6.25%, 01/01/21(b)	$1,000	$1,103,210
Charlestown Community, Series A, 5.00%, 01/01/45	500	556,810
Frederick Memorial Hospital, Series A, 4.00%, 07/01/38	1,250	1,259,800
Lifebridge Health Issue, 4.13%, 07/01/47	500	514,995
Medstar Health, Inc., 5.00%, 08/15/42	1,000	1,105,780
Meritus Medical Center Issue, 5.00%, 07/01/40	1,000	1,075,730
Peninsula Regional Medical Center, 5.00%, 07/01/45	700	758,191
University of Maryland, 5.00%, 07/01/35	200	224,240
University of Maryland, 4.00%, 07/01/41	500	508,940
University of Maryland Medical System, 5.13%, 07/01/19(b)	1,000	1,035,230
University of Maryland Medical System, Series A, 5.00%, 07/01/43	1,000	1,078,550

		14,387,003
Housing — 13.0%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	562,705
Columbia Commons Apartments, Series A, 5.00%, 06/01/44	550	591,778
Gateway Village Apartments, 4.00%, 06/01/46	500	512,730
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 07/01/42	1,220	1,242,338
Maryland Community Development Administration, RB:
M/F Housing, 3.70%, 07/01/35	500	505,520
S/F Housing, Residential, Series A, 5.05%, 09/01/39	500	506,355

Security	Par (000)	Value
Maryland (continued)

Housing (continued)
Maryland Community Development Administration, RB (continued):
S/F Housing, Residential, Series B, 4.75%, 09/01/39	$150	$150,635

		4,072,061
Transportation — 15.0%
Maryland EDC, RB(b):
Term Project, Series B, 5.75%, 06/01/20	500	538,365
Transportation Facilities Project, Series A, 5.75%, 06/01/20	500	538,365
Maryland EDC, Refunding RB, Transportation Facilities Project, Series A, 5.00%, 06/01/35	100	112,556
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 05/15/19(b)	1,000	1,021,800
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 06/01/29	1,925	1,983,000
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 03/01/23	445	484,983

		4,679,069
Utilities — 16.1%
City of Annapolis Maryland Water & Sewer Revenue, Refunding RB, Series A, 3.38%, 08/01/40	780	767,395
City of Baltimore Maryland, RB:
Sub-Water Projects, Series A, 5.00%, 07/01/41	100	113,805
Sub-Water Projects, Series A, 5.00%, 07/01/46	495	561,345
Wastewater Project, Series C, 5.00%, 07/01/38	1,000	1,118,830
Water Project, Series A, 5.00%, 07/01/43	1,000	1,110,620
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 09/01/46	750	821,385
East Baltimore Research Park, Series A, 5.00%, 09/01/38	250	268,342

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)

Utilities (continued)
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 06/01/43	$250	$255,838

		5,017,560

Puerto Rico — 1.4%
Tobacco — 1.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	450	446,701

Total Municipal Bonds — 136.4% (Cost — $41,353,761)		42,650,575

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Maryland — 19.8%
County/City/Special District/School District — 5.6%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	$1,500	$1,734,085

Transportation — 9.6%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 07/01/41	3,000	3,007,485

Utilities — 4.6%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,269	1,441,022

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Maryland		6,182,592

Virginia — 5.5%

Transportation — 5.5%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,738,122

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.3% (Cost — $7,843,483)		7,920,714

Total Long-Term Investments — 161.7% (Cost — $49,197,244)		50,571,289

	Shares
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(d)(e)	55,890	55,896

Total Short-Term Securities — 0.2% (Cost — $55,890)		55,896

Total Investments — 161.9% (Cost — $49,253,134)		50,627,185
Other Assets Less Liabilities — 2.3%		715,761
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.3)%		(4,153,784)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.9)%		(15,926,941)

Net Assets Applicable to Common Shares — 100.0%		$31,262,221

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Maryland Municipal Bond Trust (BZM)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	55,890	55,890	$55,896	$1,734	$8	$6

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	10	09/19/18	$1,204	$(8,538)
Long U.S. Treasury Bond	12	09/19/18	1,742	(32,144)
5-Year U.S. Treasury Note	3	09/28/18	342	(1,410)

				$(42,092)

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

EDC — Economic Development Corp.

GO — General Obligation Bonds

HRB — Housing Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including theTrust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$50,571,289	$—	$50,571,289
Short-Term Securities	55,896	—	—	55,896

	$55,896	$50,571,289	$—	$50,627,185

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(42,092)	$—	$—	$(42,092)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(4,137,107)	$—	$(4,137,107)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

	$—	$(20,137,107)	$—	$(20,137,107)

During the period ended May 31, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Maryland Municipal Bond Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Maryland Municipal Bond Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Maryland Municipal Bond Trust

Date: July 19, 2018